PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2024
PRINCIPAL ACCOUNTING POLICIES
Schedule of estimated useful lives of property and equipment, net

Category	Estimated useful lives
Computer equipment	3-4 years
Office facilities	3-5 years
Vehicles	5 years
Software	3-5 years
Leasehold improvement	Over the shorter of the expected useful life or the lease term

Schedule of useful lives of identifiable intangible assets

Category	Amortization years
BCA	3-10
NCC	7
Technology	3.7
Trademark and domain name	9-9.7

Schedule of disaggregated revenues by revenue streams

	For the Year Ended December 31,
	2022	2023	2024
	RMB	RMB	RMB
Net revenues
JD NOW
Commission fee	1,582,060	1,679,218	1,423,256
Online advertising and marketing services	2,249,158	2,131,150	606,720
Fulfillment services and others	2,378,807	2,681,386	1,828,580
Subtotal	6,210,025	6,491,754	3,858,556
Dada NOW
Intra-city delivery services	2,587,305	3,529,214	5,077,762
Last-mile delivery services	306,262	347,678	524,822
Others	264,003	137,604	202,640
Subtotal	3,157,570	4,014,496	5,805,224
Total	9,367,595	10,506,250	9,663,780

Schedule of opening and closing balances of the Group's advances from customers

Advances from
customers
RMB
Balance as of January 1, 2022	49,515
Increase, net	44,407
Balance as of December 31, 2022	93,922
Increase, net	56,321
Balance as of December 31, 2023	150,243
Decrease, net	(57,793)
Balance as of December 31, 2024	92,450